Related Parties and Others - Details of Major Transactions with Related Parties (Paranthetical) (Detail) - KRW (₩)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Long-term borrowings	₩ 8,781,368,000,000	₩ 7,535,290,000,000
Borrowings interest rate		6.06%
LG Innotek Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Deposits received from lease agreement	139,500,000,000	₩ 180,000,000,000
LG Electronics Inc [member]
Disclosure of transactions between related parties [line items]
Long-term borrowings		1,000,000,000,000
Borrowings outstanding	₩ 0
Acquisition of property, plant and equipment		₩ 184,999,000,000	₩ 320,555,000,000